Organization and principal activities - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 25, 2025	Feb. 28, 2025	Feb. 28, 2021	Dec. 31, 2024	Nov. 16, 2020
Organization and principal activities [Line Items]
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries				$ 744,087
YY Live | Held for sale
Organization and principal activities [Line Items]
Total consideration related to disposal					$ 3,600,000
Consideration subject to conditions					$ 300,000
YY Live | Disposed of by sale
Organization and principal activities [Line Items]
Amount of cash consideration received			$ 1,860,000
YY Live | Disposed of by sale | Subsequent Event
Organization and principal activities [Line Items]
Total consideration related to disposal	$ 2,100,000	$ 2,100,000
Amount of cash consideration received	$ 240,000	$ 240,000